BANK INDEBTEDNESS AND LONG-TERM DEBT - Principal repayments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 1,274,725	$ 1,543,678
Long-Term Debt Besides Credit Facility Variable Interest Payments
Disclosure of detailed information about borrowings [line items]
Interest	312,160
Long-Term Debt Besides Credit Facility Variable Interest Payments | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	1,289,874
Long-Term Debt Besides Credit Facility Variable Interest Payments | Less than one year
Disclosure of detailed information about borrowings [line items]
Interest	59,053
Long-Term Debt Besides Credit Facility Variable Interest Payments | Less than one year | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	173
Long-Term Debt Besides Credit Facility Variable Interest Payments | One - two years
Disclosure of detailed information about borrowings [line items]
Interest	59,035
Long-Term Debt Besides Credit Facility Variable Interest Payments | One - two years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	508
Long-Term Debt Besides Credit Facility Variable Interest Payments | Two - three years
Disclosure of detailed information about borrowings [line items]
Interest	59,016
Long-Term Debt Besides Credit Facility Variable Interest Payments | Two - three years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	487,265
Long-Term Debt Besides Credit Facility Variable Interest Payments | Three - four years
Disclosure of detailed information about borrowings [line items]
Interest	38,910
Long-Term Debt Besides Credit Facility Variable Interest Payments | Three - four years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	200,366
Long-Term Debt Besides Credit Facility Variable Interest Payments | Four - five years
Disclosure of detailed information about borrowings [line items]
Interest	38,887
Long-Term Debt Besides Credit Facility Variable Interest Payments | Four - five years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	388
Long-Term Debt Besides Credit Facility Variable Interest Payments | Thereafter
Disclosure of detailed information about borrowings [line items]
Interest	57,259
Long-Term Debt Besides Credit Facility Variable Interest Payments | Thereafter | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	$ 601,174